Power project acquisition and development costs (Disclosure of power project acquisition and development costs) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Opening Balance	$ 5,699,836	$ 4,733,381
Additions	487,842	1,300,745
Unrealized foreign exchange	(24,174)	(302,290)
Closing Balance	6,163,504	5,699,836
Development Costs [Member]
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Opening Balance	4,108,336	3,109,881
Additions	487,842	1,116,602
Unrealized foreign exchange	(17,424)	(118,147)
Closing Balance	4,578,754	4,108,336
Acquisition Costs [Member]
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Opening Balance	1,591,500	1,623,500
Additions	0	0
Unrealized foreign exchange	(6,750)	(32,000)
Closing Balance	$ 1,584,750	$ 1,591,500